(BC Ziegler Logo)
Quality Investments Since 1902

                             Cash Reserve Portfolio
                                 Class X Shares
                                 (Retail Class)

                                  ------------
                               SEMIANNUAL REPORT
                                TO SHAREHOLDERS
                                  (UNAUDITED)

                                 JUNE 30, 1998
                                  ------------

(PPP LOGO)

                             Cash Reserve Portfolio
                                 Class X Shares
                                 (Retail Class)

                                  ------------
                               SEMIANNUAL REPORT
                                TO SHAREHOLDERS
                                  (UNAUDITED)

                                 JUNE 30, 1998
                                  ------------

(PPP LOGO)

                             Cash Reserve Portfolio

                                 Class Y Shares
                             (Institutional Class)

                                  ------------
                               SEMIANNUAL REPORT
                                TO SHAREHOLDERS
                                  (UNAUDITED)

                                 JUNE 30, 1998
                                  ------------

CASH RESERVE PORTFOLIO
CLASS X SHARES (RETAIL CLASS)

                       SEMIANNUAL REPORT TO SHAREHOLDERS

                                                                 August 26, 1998

Dear Shareholder:

  I am pleased to present the semiannual report to shareholders for the Retail Class (Class X) shares of Principal Preservation Portfolios, Inc.' s Cash Reserve Portfolio. Since December 31, 1997, the Cash Reserve Portfolio has had a slight diminution of assets from approximately $156,000,000 to $152,300,000. Total assets of the Principal Preservation Mutual Fund Family have grown from $490,000,000 at December 31, 1997 to $521,000,000 at June 30, 1998.

  As was the case during 1997, the first six months ended June 30, 1998 had investors focus on the broad based stock market. Investors' continued perception of a stable economy and with very little to no inflation occurring, the yields between the long and short end of the U.S. Treasury market compressed. The yield of the 30-year U.S. Treasury Bond fell 0.30% and the 90-day U.S. Treasury Bill only declined 0.25% from December 31, 1997 to June 30, 1998. The Federal Reserve Board continued to leave the Federal Funds rate unchanged for the first six months.

  The continuing fall out from the severe down turn of the Asian financial markets continued to give rise to uncertainty in the U.S. capital markets. However, with a strong dollar and very little impetus from domestic economic indicators causing a change in the perception of the economy, it would not appear that any dramatic movement in the short and long term interest rates is on the near term horizon. As a result, the Portfolio Manager continued to increase the portfolio exposure in A1/P1 rated commercial paper from 64% at December 31, 1997 to approximately 80%. Overnight repurchase agreement investments remained at a relatively stable 10% of net assets with the remaining 7% invested in U.S. Government and agency obligations.

  The seven-day annualized yield at June 30, 1998, for the Cash Reserve Portfolio Retail Class was 4.71% as compared to Donahue's first tier average money market yield of 4.94%.

  At the shareholders meeting on May 15, 1998, the shareholders of Principal Preservation re-elected four of the five serving directors to the Board, and elected Richard J. Glaisner as the fifth director to replace R.D. Ziegler. At least 182,447,482 shares of Principal Preservation voted in favor of each nominee, which represented 91.3% of the 199,845,450 shares outstanding for the fund family. Shareholders of the Cash Reserve Portfolio representing 166,686,705 shares or 94.3% of the 176,716,610 shares outstanding voted in favor of reappointing Arthur Andersen LLP as the independent accountants.

  Concurrent with the vote, R. Douglas Ziegler left the Board to focus on private account management. Doug was the fund President and CEO of Principal Preservation. He was instrumental in the initial growth of the fund family and was responsible for developing many new product ideas. Personally, he has given me the opportunity to be part of Principal Preservation and I thank him for the wise counsel he provided. Replacing Doug is Richard J. Glaisner. Richard is head of the investment unit at B.C. Ziegler and Company. Dick has over thirty years of experience in the securities industry and is an active board member of various colleges and foundations. We welcome Mr. Glaisner to the Board of Principal Preservation and look forward to his contributions to our fund family. We sincerely thank you for your continued trust with us at Principal Preservation.

                                          Sincerely,

                                          /s/ Robert J. Tuszynski

                                          Robert J. Tuszynski
                                          President and CEO

The accompanying report is intended for the existing shareholders of Principal Preservation. It does not constitute an offer to sell. Any investor wishing to receive more information about the portfolios should obtain a prospectus which includes a discussion of each investment objective and all sales charges and expenses of the relevant portfolio(s).

CASH RESERVE PORTFOLIO
CLASS Y SHARES (INSTITUTIONAL CLASS)

                       SEMIANNUAL REPORT TO SHAREHOLDERS

                                                                 August 26, 1998

Dear Shareholder:

  I am pleased to present the semiannual report to shareholders for the Institutional Class (Class Y) shares of Principal Preservation Portfolios, Inc.' s Cash Reserve Portfolio. Since December 31, 1997, the Cash Reserve Portfolio has had a slight diminution of assets from approximately $156,000,000 to $152,300,000. Total assets of the Principal Preservation Mutual Fund Family have grown from $490,000,000 at December 31, 1997 to $521,000,000 at June 30,
1998.

  As was the case during 1997, the first six months ended June 30, 1998 had investors focus on the broad based stock market. Investors' continued perception of a stable economy and with very little to no inflation occurring, the yields between the long and short end of the U.S. Treasury market compressed. The yield of the 30-year U.S. Treasury Bond fell 0.30% and the 90-day U.S. Treasury Bill only declined 0.25% from December 31, 1997 to June 30, 1998. The Federal Reserve Board continued to leave the Federal Funds rate unchanged for the first six months.

  The continuing fall out from the severe down turn of the Asian financial markets continued to give rise to uncertainty in the U.S. capital markets. However, with a strong dollar and very little impetus from domestic economic indicators causing a change in the perception of the economy, it would not appear that any dramatic movement in the short and long term interest rates is on the near term horizon. As a result, the Portfolio Manager continued to increase the portfolio exposure in A1/P1 rated commercial paper from 64% at December 31, 1997 to approximately 80%. Overnight repurchase agreement investments remained at a relatively stable 10% of net assets with the remaining 7% invested in U.S. Government and agency obligations.

  The seven-day annualized yield at June 30, 1998, for the Cash Reserve Portfolio Institutional Class was 5.07% as compared to Donahue's institutional average money market yield of 5.21%.

  At the shareholders meeting on May 15, 1998, the shareholders of Principal Preservation re-elected four of the five serving directors to the Board, and elected Richard J. Glaisner as the fifth director to replace R.D. Ziegler. At least 182,447,482 shares of Principal Preservation voted in favor of each nominee, which represented 91.3% of the 199,845,450 shares outstanding for the fund family. Shareholders of the Cash Reserve Portfolio representing 166,686,705 shares or 94.3% of the 176,716,610 shares outstanding voted in favor of reappointing Arthur Andersen LLP as the independent accountants.

  Concurrent with the vote, R. Douglas Ziegler left the Board to focus on private account management. Doug was the fund President and CEO of Principal Preservation. He was instrumental in the initial growth of the fund family and was responsible for developing many new product ideas. Personally, he has given me the opportunity to be part of Principal Preservation and I thank him for the wise counsel he provided. Replacing Doug is Richard J. Glaisner. Richard is head of the investment unit at B.C. Ziegler and Company. Dick has over thirty years of experience in the securities industry and is an active board member of various colleges and foundations. We welcome Mr. Glaisner to the Board of Principal Preservation and look forward to his contributions to our fund family. We sincerely thank you for your continued trust with us at Principal Preservation.

                                          Sincerely,

                                          /s/ Robert J. Tuszynski

                                          Robert J. Tuszynski
                                          President and CEO

The accompanying report is intended for the existing shareholders of Principal Preservation. It does not constitute an offer to sell. Any investor wishing to receive more information about the portfolios should obtain a prospectus which includes a discussion of each investment objective and all sales charges and expenses of the relevant portfolio(s).

CASH RESERVE PORTFOLIO
CLASS X SHARES (RETAIL CLASS)
FINANCIAL HIGHLIGHTS

                                                                                                                FOR THE PERIOD
                                                                                                                APRIL 5, 1993
                                          FOR THE SIX                                                           (COMMENCEMENT
                                          MONTHS ENDED                FOR THE YEARS ENDED DECEMBER 31,          OF OPERATIONS)
                                         JUNE 30, 1998      -------------------------------------------------   TO DECEMBER 31,
                                           (UNAUDITED)       1997          1996           1995        1994          1993
                                         --------------     -----         -----          -----        -----    --------------
(Selected data for each share of the Fund
outstanding throughout the periods)
Net asset value, beginning of period       $   1.00      $   1.00        $   1.00       $   1.00     $   1.00      $   1.00
                                           --------      --------        --------       --------     --------      --------
Income from investment operations:
     Net investment income                     0.02          0.05            0.05           0.05         0.04          0.02
Less distributions:
     Dividends from net investment income     (0.02)        (0.05)          (0.05)         (0.05)       (0.04)        (0.02)
                                           --------      --------        --------       --------     --------      --------
Net asset value, end of period              $  1.00       $  1.00         $  1.00        $  1.00      $  1.00       $  1.00
                                           --------      --------        --------       --------     --------      --------
                                           --------      --------        --------       --------     --------      --------
Total investment return (b)<F2>               2.40%         4.80%           4.78%          5.32%        3.64%         2.99% (a) <F1>
Ratios/Supplemental Data:
     Net assets, end of period
       (nearest thousand)                  $134,767      $122,710         $89,946        $86,590      $52,593       $47,768
     Ratio of expenses to
       average net assets (c)<F3>             0.81%         0.86%           0.78%          0.79%        1.05%         1.03% (a)<F1>
     Capital contributions (d)<F4>               --         0.13%              --          0.06%           --            --
     Ratio of net investment income
       to average net assets (c)<F3>          4.76%         4.71%           4.73%          5.23%        3.62%         2.73% (a)<F1>

Prior to 1996, the assets of the Cash Reserve Portfolio were invested in the Prime Money Market Portfolio ("Prime") of The Prime Portfolios. At the opening of business on January 1, 1996, the assets of Prime were liquidated and transferred to the Principal Preservation Cash Reserve Portfolio ("Fund"). At that time, Classes were established for the Cash Reserve Portfolio, Class X (Retail) and Class Y (Institutional). Assets of Prime which previously were attributed to the Fund were allocated to the Fund's Class X(Retail) shares. Information as of and results for periods ended prior to January 1, 1996 reflect the Fund's investments in Prime. Results for the year ended December 31, 1996 reflect the new dual class structure.

(a)<F1>   Annualized.

(b)<F2> In 1997 and prior to 1996, the advisers to Prime and the Fund's Class X shareholders made capital contributions to offset losses in securities. Had the advisers not made capital contributions, the adjusted annualized total returns would have been 4.67%, 5.26% and 1.91% for 1997, 1995 and 1994, respectively.

(c)<F3> Prior to 1996, the ratio reflects the Fund's share of Prime's expenses as well as voluntary waivers of fees and expense reimbursements by Prime's adviser. For the six months ended June 30, 1998 and years ended December 31, 1997 and 1996, the Fund's adviser and administrator voluntarily waived a portion of their fees. Without these voluntary waivers and expense reimbursements, the annualized ratios of net investment income and expenses to average net assets would have been as follows:


                                                                                                                   FOR THE PERIOD
                                                                                                                    APRIL 5, 1993
                                          FOR THE SIX                                                               (COMMENCEMENT
                                          MONTHS ENDED                FOR THE YEARS ENDED DECEMBER 31,             OF OPERATIONS)
                                         JUNE 30, 1998      ---------------------------------------------------    TO DECEMBER 31,
                                           (UNAUDITED)         1997            1996           1995        1994          1993
                                         --------------       -----           -----          -----        -----    --------------
     Ratio of expenses to
       average net assets                     0.87%           0.94%           0.99%          1.16%        1.32%         1.32%
     Ratio of net investment income
       to average net assets                  4.70%           4.63%           4.63%          4.86%        3.35%         2.44%

(d)<F4> For the year ended December 31, 1995, the manner in which capital contributions are presented changed from the prior year as a result of a Securities and Exchange Commission Division of Investment Management letter clarifying the presentation of capital contributions. For the year ended December 31, 1995, capital contributions were presented in the financial statements of both the Fund and Prime, whereas in 1994 capital contributions were presented only in Prime's financial statements.

    The accompanying notes are an integral part of the financial statements.

CASH RESERVE PORTFOLIO
CLASS Y SHARES (INSTITUTIONAL CLASS)
FINANCIAL HIGHLIGHTS


                                                           FOR THE SIX                  FOR THE YEARS
                                                           MONTHS ENDED               ENDED DECEMBER 31,
                                                          JUNE 30, 1998          ---------------------------
                                                           (UNAUDITED)              1997               1996
                                                           ------------           --------          ----------
(Selected data for each share of the Fund
   outstanding throughout the periods)
Net asset value, beginning of period                           $  1.00             $  1.00            $  1.00
                                                               -------             -------            -------
Income from investment operations:
     Net investment income                                        0.03                0.05               0.05
Less distributions:
     Dividends from net investment income                        (0.03)              (0.05)             (0.05)
                                                               -------             -------            -------
Net asset value, end of period                                 $  1.00             $  1.00            $  1.00
                                                               -------             -------            -------
                                                               -------             -------            -------
Total investment return (b)<F6>                                  2.60%               5.21%              5.20%
Ratios/Supplemental Data:
     Net assets, end of period (nearest thousand)              $17,599             $33,057            $35,120
     Ratio of expenses to average net assets (a)<F5>             0.43%               0.45%              0.34%
     Capital contribution                                           --               0.17%                 --
     Ratio of net investment income to
       average net assets (a)<F5>                                5.08%               5.10%              4.95%


(a)<F5> For the six months ended June 30, 1998 and years ended December 31, 1997 and 1996, respectively, the adviser and administrator voluntarily waived a portion of their fees. Without these voluntary waivers, the annualized ratios would have been as follows:


Ratio of expenses to average net assets                          0.49%               0.54%              0.54%
Ratio of net investment income to average net assets             5.14%               5.01%              4.75%

(b)<F6> During 1997, the adviser made capital contributions to offset losses in seurities. Had the adviser not made capital contributions, the adjusted annualized total return would have been 5.04%.
________________

    The accompanying notes are an integral part of the financial statements.

CASH RESERVE PORTFOLIO
BALANCE SHEET
JUNE 30, 1998 (UNAUDITED)

ASSETS:
  Investments in Securities, at amortized cost and value:
    U.S. Government and Agency Obligations                         $10,337,432
    Short-term investments                                         142,103,122
  Interest receivable                                                   74,178
  Other assets                                                           3,388
                                                                  ------------
      Total Assets                                                 152,518,120
LIABILITIES:
  Dividends payable (Institutional Class Y)           $79,680
  Management fees                                      25,108
  accrued expenses                                     45,375
                                                 ------------
      Total Liabilities                                                150,163
                                                                  ------------
NET ASSETS                                                        $152,367,957
                                                                  ------------
                                                                  ------------
NET ASSETS CONSIST OF:
  Capital Stock                                                   $152,366,507
  Undistributed net investment income                                    1,450
                                                                 ------------
  Net Assets                                                      $152,367,957
                                                                  ------------
                                                                  ------------
INSTITUTIONAL CLASS Y
  Net Assets (in 000's)                                           $     17,599
  Shares Authorized                                                    200,000
  Shares Issued and Outstanding                                         17,599
  Net asset value and redemption price per share                         $1.00
RETAIL CLASS X
  Net Assets (in 000's)                                           $    134,767
  Shares Authorized                                                    200,000
  Shares Issued and Outstanding                                        134,767
  Net asset value and redemption price per share                         $1.00

    The accompanying notes are an integral part of the financial statements.

CASH RESERVE PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

INVESTMENT INCOME:
  Interest                                                           $4,694,653
                                                                     ----------
      Total investment income                                         4,694,653
                                                                     ----------
EXPENSES:
  Investment advisory fees                                167,290
  Administration fees                                     125,468
  Shareholder service fees Class X                        170,582
  Distribution fees Class X                               102,349
  Professional fees                                        38,199
  Depository fees                                          28,001
  Directors fees                                           12,057
  Registration fees                                        14,818
  Transfer agent fees Class X                                 724
  Transfer agent fees Class Y                               1,448
  Pricing                                                     223
  Printing and postage fees Class X                         7,687
  Printing and postage fees Class Y                           571
  Deferred organization expenses                            8,215
  Miscellaneous expenses                                    5,851
                                                       ----------
  Total expenses                                          675,268
  Less:  Waiver by the Adviser/Administrator              (58,425)
                                                       ----------
      Net expenses                                                     625,058
                                                                     ----------
NET INVESTMENT INCOME                                                4,069,595
                                                                     ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $4,069,595
                                                                     ----------
                                                                     ----------

    The accompanying notes are an integral part of the financial statements.

CASH RESERVE PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)


                                                                                        FOR THE SIX           FOR THE
                                                                                        MONTHS ENDED          FOR THE
                                                                                          JUNE 30,           YEAR ENDED
                                                                                            1998            DECEMBER 31,
                                                                                        (UNAUDITED)             1997
                                                                                        ------------       -------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income                                                                $  4,069,595         $ 6,696,865
                                                                                        ------------        ------------
               Net increase in net assets resulting from operations                        4,069,595           6,696,865
CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares issued                                                           380,585,233         426,546,772
   Net asset value of shares issued in distributions                                       3,495,094           5,339,583
   Cost of shares redeemed                                                              (387,480,602)       (401,383,135)
                                                                                        ------------        ------------
               Net increase in net assets from capital share transactions                 (3,400,275)         30,503,220
DISTRIBUTIONS TO SHAREHOLDERS:
   Class X Shares                                                                         (3,270,544)         (4,796,186)
   Class Y Shares                                                                           (798,654)         (1,901,526)
                                                                                        ------------        ------------
               Total distributions                                                        (4,069,198)         (6,697,712)
CAPITAL CONTRIBUTIONS                                                                              0             196,962
                                                                                        ------------        ------------
               Total increase in net assets                                               (3,399,878)         30,699,335
NETASSETS:
   Balance at beginning of period                                                        155,767,835         125,068,500
                                                                                        ------------        ------------
   Balance at end of period                                                             $152,367,957        $155,767,835
                                                                                        ------------        ------------
                                                                                        ------------        ------------


    The accompanying notes are an integral part of the financial statements.

CASH RESERVE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1998 (UNAUDITED)

NOTE 1 - ORGANIZATION

Principal Preservation Cash Reserve Portfolio (the "Fund") is a separate series of Principal Preservation Portfolios, Inc., (the "Company"), a Maryland corporation organized in 1984. The Fund's investment objective is to seek high current income to the extent consistent with stability of principal and the maintenance of liquidity. The Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund commenced operations on April 5, 1993. Class Yshares were first offered on January 1, 1996.

Through December 31, 1995, the Fund sought to achieve its investment objective by investing all the investable assets in the Prime Money Market Portfolio (the "Portfolio") a separate series of The Prime Portfolios, an open-end, diversified management investment company. Prime had the same investment objectives as the Fund.

Effective January 1, 1996, pursuant to an Agreement and Plan of Reorganization and Liquidation dated December 8, 1995, this master/feeder fund structure was unwound, and the Fund withdrew its investment in the Portfolio. The Fund was restructured to increase its authorized capital from 300 million to 400 million shares of the Company's authorized common stock, which were subdivided into two separate classes of 200 million shares each: Class X Common Stock (Retail Class) and Class Y Common Stock (Institutional Class). All shares of the Fund outstanding immediately prior to this restructuring were redesignated (without otherwise affecting their rights and preferences) as shares of the Retail Class. Financial highlights presented herein as of and for periods ended prior to January 1, 1996 reflect the performance of the Fund's investments through Prime.

Each class of shares has identical rights and privileges, except with respect to service organization fees and distribution fees paid by Class X Shares, voting rights on matters affecting a single Class of shares and the exchange privileges of each Class of shares.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies of the Fund:

  a) VALUATION OF INVESTMENTS - Money market instruments are valued at amortized cost, which the Directors have determined in good faith constitutes fair value. The Fund's use of amortized cost is subject to the Fund's compliance with certain conditions as specified under Rule 2a-7 of the Investment Company Act of 1940.

  b) INTEREST INCOME - Interest income consists of interest accrued and discount earned (including both original issue and market discount) on the investments of the Fund, accrued ratably to the date of expected maturity. Premiums are amortized on the investments of the Fund, accrued ratably to the date of expected maturity.

  c) FEDERAL INCOME TAXES - The Fund intends to distribute substantially all of its taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income or excise taxes is necessary. As of December 31, 1997 the Fund has Federal income tax capital loss carryforwards of $53,333 and $140,095 expiring in 2003 and 2002, respectively. It is management's intention to make no distribution of any future realized capital gains until its Federal income tax capital loss carry forward is exhausted.

  d) DEFERRED ORGANIZATION EXPENSES - Expenses incurred by Class X in connection with its organization and the initial public offering of its shares were completely amortized by the Fund during the first six months of 1998.

  e) EXPENSE ALLOCATION - The Fund bears all costs of its operations other than expenses specifically assumed by BCZ. Expenses incurred by the Company with respect to any two or more funds in the series are allocated in proportion to the average net assets of each fund, except where allocations of direct expenses in each fund can otherwise be made fairly. Net investment income, including expenses, other than class specific expenses and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day.

  f) USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

  g) OTHER - Investment transactions are accounted for on the date the security is purchased or sold. The Fund has investments in repurchase agreements, which are securities purchased from another party who agrees to repurchase the security within a specified time period at a specified price. It is the policy of the Fund to require the custodian bank to have legally segregated within the Federal Reserve/Treasury book-entry system, all securities held as collateral in support of the repurchase agreements. Procedures have been established by the Fund to monitor the market value of the collateral to ensure the existence of a proper level of collateral.

       Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of the collateral securities.

NOTE 3 - TRANSACTIONS WITH AFFILIATES

  a) ADMINISTRATION FEES - Pursuant to an Administrative Services Agreement, Ziegler Asset Management, Inc. ("ZAMI"), a wholly-owned subsidiary of The Ziegler Companies, Inc., provides the Fund general office facilities and supervises the overall administration of the Fund. For these services, ZAMI receives a fee computed daily and payable monthly totalling 0.15% of average daily net assets up to $200 million, and 0.10% of such assets over $200 million. For the period ended June 30, 1998, the Fund incurred administration fees of $125,468. ZAMI voluntarily waived $58,425 of its administrative fees during the six months ended June 30, 1998. This waiver may be discontinued at any time by ZAMI.

  b) INVESTMENT ADVISORY FEES - ZAMI is also the Investment Adviser to the Fund. For its services under the Investment Advisory Agreement, the advisor receives from the Fund a fee accrued daily and paid monthly at an annual rate equal to 0.20% of the Portfolio's average daily net assets. For the six months ended June 30, 1998, the Fund incurred total Advisory fees of $167,290.

  c) DISTRIBUTION FEES - The Class X Retail Shares of the Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan authorizes the Fund to make payments to BCZ to reimburse BCZ for expenditures incurred in connection with the distribution of Class X shares to investors. Under the Plan, payments made by the Fund may not exceed 0.15% of average daily net assets of Class X shares. For the six months ended June 30, 1998, the Fund incurred distribution fees aggregating $102,349.

  d) SHAREHOLDER SERVICING FEES - BCZ and certain other brokers and financial institutions serve as shareholder servicing agents for shareholder accounts opened and maintained through them by their customers in the Class X Retail Shares. Under this agreement, BCZ receives a fee of up to 0.25% of the Retail Class's average daily net assets representing shares owned by BCZ's customers and held in accounts serviced by BCZ. BCZ also serves as transfer and dividend disbursing agent for all shareholder accounts holding Class X shares which are not serviced separately by a shareholder servicing agent and for all shareholder accounts holding Class Y shares. Fees currently charged by BCZ to each class of shares for this service are $16 per shareholder account. For the six months ended June 30, 1998, the Fund incurred shareholder servicing fees aggregating $170,582.

  e) DEPOSITORY FEES - On March 30, 1998 Firstar Trust Company was appointed custodian for the Fund replacing B.C. Ziegler and Company as Depository. For the period from January 1, 1998 through March 30, 1998, the Fund paid depository fees of $17,343 to B.C. Ziegler and Company.

  f) FUND ACCOUNTING FEES - The Fund has entered into an agreement with BCZ to provide the Fund with Accounting/Pricing services. For these services, the Fund currently pays BCZ a base fee of $15,000 and a fee based on average daily net assets, computed monthly at an annual rate of 0.04% on net assets between $50 million and $100 million, 0.03% on the next $100 million of such assets, and 0.01% on amounts over $200 million of such assets. For the six months ended June 30, 1998, the Fund incurred total fund accounting fees of $22,625.

NOTE 4 - INVESTMENT TRANSACTIONS

Purchases and sales (including maturities) of U.S. Government securities, excluding all short-term securities, aggregated $11,059,039 and $12,838,343, respectively.

NOTE 5 - CAPITAL CONTRIBUTION

During the year ended December 31, 1997, the Ziegler Companies, Inc. contributed capital to the Cash Reserve Portfolio to offset 1996 realized losses of $53,333 and 1995 realized losses of $140,095. Neither the Ziegler Companies, Inc. nor any of its affiliates received any shares of common stock or any other consideration in exchange for this contribution which further increased the assets of the Fund.

NOTE 6 - CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the Fund, in thousands, were as follows:

                                               CLASS X        CLASS Y
                                              ---------      ---------
     SHARES OUTSTANDING
       AT DECEMBER 31, 1996                     90,079          35,184
       Shares sold                             134,735         291,812
       Shares reinvested                         4,795             545
       Shares redeemed                        (106,899)       (294,484)
                                             ---------       ---------
     SHARES OUTSTANDING
       AT DECEMBER 31, 1997                    122,710          33,057
       Shares sold                             265,347         115,238
       Shares reinvested                         3,271             224
       Shares redeemed                        (256,561)       (130,920)
                                             ---------       ---------
     SHARES OUTSTANDING
       AT JUNE 30, 1998                        134,767          17,599
                                             ---------       ---------
                                             ---------       ---------

CASH RESERVE PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 1998 (UNAUDITED)

     PRINCIPAL                                                          MATURITY             INTEREST            VALUE
       AMOUNT                                                             DATE                 RATE            (NOTE 2A)
    ------------                                                        --------             --------          ---------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 6.8%
FEDERAL HOME LOAN BANK ("FHLB")
      2,000,000    FHLB Note (a)<F7>                                     10/6/98              5.436%          $1,999,749
        500,000    FHLB Note                                             10/1/98               5.040             499,159
                                                                                                             -----------
                   Total Federal Home Loan Bank                                                                2,498,908
                                                                                                             -----------
FEDERAL HOME LOAN MORTGAGE CORPORATION ("FHLMC")
      2,000,000    FHLMC Note                                           12/23/98               5.390           1,998,160
      1,029,224    FHLMC Pool #G50157                                     5/1/99               5.000           1,023,774
        849,045    FHLMC Pool #G50163                                     5/1/99               5.000             843,653
        978,763    FHLMC Pool #L90195                                     4/1/09               6.000             978,911
                                                                                                             -----------
                   Total Federal Home Loan Mortgage Corporation                                                4,844,498
                                                                                                             -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION ("FNMA")
      3,000,000    FNMA Note                                             9/10/98               4.700           2,994,026
                                                                                                             -----------
                   Total Federal National Mortgage Association                                                 2,994,026
                                                                                                             -----------
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS                                                                  10,337,432
                                                                                                             -----------
SHORT TERM -- 93.1%
COMMERCIAL PAPER
$     3,000,000    American General Finance Corporation                  7/28/98              5.510%           2,987,603
      1,500,000    American General Finance Corporation                  7/14/98               5.520           1,497,010
      2,500,000    American General Finance Corporation                   7/8/98               5.490           2,497,331
      3,000,000    American Express Credit Corporation                   7/14/98               5.520           2,994,020
      4,000,000    American Express Credit Corporation                    7/8/98               5.550           3,995,683
      4,000,000    Associates Corporation                                7/20/98               5.530           3,988,352
      3,000,000    Associates Corporation                                7/16/98               5.510           2,993,113
      4,000,000    Beneficial Corporation                                8/13/98               5.540           3,973,531
      3,000,000    Beneficial Corporation                                7/24/98               5.520           2,989,420
      3,000,000    The CITGroup Holdings Corporation                     8/19/98               5.520           2,977,460
      2,000,000    The CITGroup Holdings Corporation                     7/23/98               5.500           1,993,278
      2,000,000    The CITGroup Holdings Corporation                     7/17/98               5.520           1,995,094
      3,500,000    Commercial Credit Corporation                         8/13/98               5.510           3,476,965
      3,500,000    Commercial Credit Corporation                         7/14/98               5.510           3,493,036
      3,500,000    E.I. du Pont de Nemours and Company                   7/21/98               5.480           3,489,345
      3,500,000    E.I. du Pont de Nemours and Company                    7/9/98               5.490           3,495,730
      4,000,000    Ford Motor Credit Corporation                         8/20/98               5.470           3,969,611
      1,000,000    Ford Motor Credit Corporation                         7/23/98               5.510             996,633
      2,000,000    Ford Motor Credit Corporation                         7/17/98               5.540           1,995,076
      4,000,000    General Electric Capital Corporation                 10/15/98               5.500           3,935,222
      3,000,000    General Electric Capital Corporation                  8/17/98               5.520           2,978,380
      3,000,000    General Motors Acceptance Corporation                 9/24/98               5.390           2,961,821
      4,000,000    General Motors Acceptance Corporation                  8/6/98               5.480           3,978,080
      4,500,000    Household Finance Corporation                          8/5/98               5.510           4,475,894
      2,500,000    Household Finance Corporation                          8/3/98               5.530           2,487,327
      3,000,000    IBM Credit Corporation                                7/23/98               5.520           2,989,880
      4,000,000    IBM Credit Corporation                                7/22/98               5.520           3,987,120
      3,500,000    John Deere Capital Corporation                        7/30/98               5.440           3,484,662
      3,500,000    John Deere Capital Corporation                        7/29/98               5.520           3,484,973
      3,000,000    Marshall &Ilsley Corporation                           8/4/98               5.510           2,984,388
      3,000,000    Marshall &Ilsley Corporation                          7/21/98               5.500           2,990,833
      3,500,000    Merrill Lynch                                         8/17/98               5.540           3,474,685
      3,500,000    Merrill Lynch                                         7/15/98               5.530           3,492,473
      4,500,000    Norwest Financial Corporation                          9/3/98               5.510           4,455,920
      2,500,000    Norwest Financial Corporation                          7/6/98               5.510           2,498,092
      4,000,000    Prudential Funding Corporation                        8/20/98               5.510           3,969,389
      3,000,000    Prudential Funding Corporation                        7/16/98               5.510           2,993,113
      3,000,000    Rabobank Nederland                                     7/8/98               5.470           2,996,809
      3,000,000    Toyota Motor Credit Corporation                        8/7/98               5.520           2,982,980
      4,000,000    Toyota Motor Credit Corporation                       7/22/98               5.480           3,987,213
                                                                                                             -----------
                   Total Commercial Paper                                                                    127,387,545
                                                                                                             -----------
REPURCHASE AGREEMENT
     14,715,577    First Boston Corporation                               7/1/98               4.250          14,715,577
                                                                                                             -----------
                     (Agreement dated 6/30/98, collateralized by
                     $17,377,000 par value in Federal National Mortgage Association Pool
                     #313658, due 12/1/09, $15,009,265 market value)
TOTAL SHORT TERM                                                                                             142,103,122
                                                                                                             -----------
Total Investments, at Amortized Cost                                                                       $ 152,440,554
                                                                                                             -----------
                                                                                                             -----------
NOTES TO SCHEDULE OF INVESTMENTS

(a)<F7> The security has a floating/variable rate coupon payment tied to the one month Libor lending rate.

  The accompanying notes to financial statements are an integral part of this schedule.

PRINCIPAL PRESERVATION
PORTFOLIOS, INC.
   215 North Main Street
   West Bend, Wisconsin 53095

OFFICERS AND DIRECTORS
   Richard H. Aster, M.D., Director
   Augustine J. English, Director
   Ralph J. Eckert, Director
   Richard J. Glaisner, Director
   Robert J. Tuszynski, President, Director
   Frank Ciano, Chief Financial Officer and Treasurer
   John Lauderdale, Vice President of Marketing
   S. Charles O'Meara, Secretary
   Marc Dion, Vice President

INVESTMENT ADVISOR AND ADMINISTRATOR
   Ziegler Asset Management, Inc.
   215 North Main Street
   West Bend, Wisconsin 53095

DISTRIBUTOR, TRANSFER AND DIVIDEND
DISBURSING AGENT AND FUND ACCOUNTANT
   B.C. Ziegler and Company
   215 North Main Street
   West Bend, Wisconsin 53095

CUSTODIAN
   Firstar Trust Company
   615 East Michigan Street
   Milwaukee, Wisconsin 53202

COUNSEL
   Quarles & Brady
   411 East Wisconsin Avenue
   Milwaukee, Wisconsin 53202

AUDITOR
   Arthur Andersen LLP
   100 East Wisconsin Avenue
   Milwaukee, Wisconsin 53202

This report has been prepared for the information of shareholders of Principal Preservation Portfolios, Inc. Cash Reserve Portfolio, and may not be used in connection with the offering of securities unless preceded or accompanied by a current Prospectus.

BCZ 161-8/98

PRINCIPAL PRESERVATION
PORTFOLIOS, INC.
   215 North Main Street
   West Bend, Wisconsin 53095

OFFICERS AND DIRECTORS
   Richard H. Aster, M.D., Director
   Augustine J. English, Director
   Ralph J. Eckert, Director
   Richard J. Glaisner, Director
   Robert J. Tuszynski, President, Director
   Frank Ciano, Chief Financial Officer and Treasurer
   John Lauderdale, Vice President of Marketing
   S. Charles O'Meara, Secretary
   Marc Dion, Vice President

INVESTMENT ADVISOR AND ADMINISTRATOR
   Ziegler Asset Management, Inc.
   215 North Main Street
   West Bend, Wisconsin 53095

DISTRIBUTOR, TRANSFER AND DIVIDEND
DISBURSING AGENT AND FUND ACCOUNTANT
   B.C. Ziegler and Company
   215 North Main Street
   West Bend, Wisconsin 53095

CUSTODIAN
   Firstar Trust Company
   615 East Michigan Street
   Milwaukee, Wisconsin 53202

COUNSEL
   Quarles & Brady
   411 East Wisconsin Avenue
   Milwaukee, Wisconsin 53202

AUDITOR
   Arthur Andersen LLP
   100 East Wisconsin Avenue
   Milwaukee, Wisconsin 53202

This report has been prepared for the information of shareholders of Principal Preservation Portfolios, Inc. Cash Reserve Portfolio, and may not be used in connection with the offering of securities unless preceded or accompanied by a current Prospectus.

PP 865-8/98

PRINCIPAL PRESERVATION
PORTFOLIOS, INC.
   215 North Main Street
   West Bend, Wisconsin 53095

OFFICERS AND DIRECTORS
   Richard H. Aster, M.D., Director
   Augustine J. English, Director
   Ralph J. Eckert, Director
   Richard J. Glaisner, Director
   Robert J. Tuszynski, President, Director
   Frank Ciano, Chief Financial Officer and Treasurer
   John Lauderdale, Vice President of Marketing
   S. Charles O'Meara, Secretary
   Marc Dion, Vice President

INVESTMENT ADVISOR AND ADMINISTRATOR
   Ziegler Asset Management, Inc.
   215 North Main Street
   West Bend, Wisconsin 53095

DISTRIBUTOR, TRANSFER AND DIVIDEND
DISBURSING AGENT AND FUND ACCOUNTANT
   B.C. Ziegler and Company
   215 North Main Street
   West Bend, Wisconsin 53095

CUSTODIAN
   Firstar Trust Company
   615 East Michigan Street
   Milwaukee, Wisconsin 53202

COUNSEL
   Quarles & Brady
   411 East Wisconsin Avenue
   Milwaukee, Wisconsin 53202

AUDITOR
   Arthur Andersen LLP
   100 East Wisconsin Avenue
   Milwaukee, Wisconsin 53202

This report has been prepared for the information of shareholders of Principal Preservation Portfolios, Inc. Cash Reserve Portfolio, and may not be used in connection with the offering of securities unless preceded or accompanied by a current Prospectus.

PP 878-8/98